Velocity Commercial Capital Loan Trust 2022-5 ABS-15G

Exhibit 99.06

Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	1000410		26447762	XXXX	08/08/2022	Credit	Missing Document	General	Missing Document	Missing Document: Non-Owner Occupancy LOI/LOE not provided		Missing Bus Purpose Disclosure document for non-borrowing spouse	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by XX months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by XX months.	SitusAMC,Originator	Reviewer Comment (2022-08-29): Exception waived. Updated approval received in trailing documents approving exception for BP disclosure from non-borrowing spouse. Comp factor, strong reserves. Buyer Comment (2022-08-29): Exception noted on uploaded approval			08/29/2022	2	B	XX/XX/XXXX	Purchase		B	B		A			No